Risk management - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($) bbl	Dec. 31, 2017 CAD ($)
Disclosure of risk management strategy [line items]
Risk management, description		The Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter.
Realized loss		$ (85)	$ 31
Maximum exposure to credit risk		62	117
Accounts receivable, carrying value		53	106
Derivative financial assets, fair value		$ 9	$ 11
Percentage of long term debt instruments exposed to changes in short term interest rates		80.00%	70.00%
Fixed interest rate debt instruments outstanding		$ 82	$ 106
Fixed interest rate debt instruments average remaining term		2 years	2 years 3 months 18 days
Average interest rate		5.80%	6.00%
Later than three months [member]
Disclosure of risk management strategy [line items]
Accounts receivable, carrying value		$ 15	$ 9
Pound sterling cross currency swap [member]
Disclosure of risk management strategy [line items]
Realized loss	$ 18
Natural gas [member]
Disclosure of risk management strategy [line items]
Pre-tax unrealized risk management, change in price per unit | bbl		1.00
Pre-tax unrealized risk management, change in price, amount		$ 2
Senior notes [member]
Disclosure of risk management strategy [line items]
Senior notes		82	106
Senior notes [member] | At fair value [member]
Disclosure of risk management strategy [line items]
Senior notes		$ 77	$ 103